CONSOLIDATED BALANCE SHEET (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	537	629
Accounts receivable	1,089	1,113
Due from TransCanada Corporation (Note 25)	985	750
Inventories	224	248
Other (Note 5)	992	1,104
Total Current Assets	3,827	3,844
Plant, Property and Equipment (Note 6)	33,713	32,467
Equity Investments (Note 9)	5,366	5,077
Goodwill (Note 7)	3,458	3,534
Regulatory Assets (Note 8)	1,629	1,684
Intangible and Other Assets (Note 10)	1,342	1,460
Total Assets	49,335	48,066
Current Liabilities
Notes payable (Note 11)	2,275	1,863
Accounts payable and other (Note 12)	2,340	2,336
Accrued interest	370	367
Current portion of long-term debt (Note 14)	894	935
Total Current Liabilities	5,879	5,501
Regulatory Liabilities (Note 8)	268	297
Other Long-Term Liabilities (Note 13)	882	929
Deferred Income Tax Liabilities (Note 15)	3,953	3,591
Long-Term Debt (Note 14)	18,019	17,724
Junior Subordinated Notes (Note 16)	994	1,016
Total Liabilities	29,995	29,058
EQUITY
Common shares, no par value (Note 18) Issued and outstanding: December 31, 2012 - 738 million shares December 31, 2011 - 732 million shares	14,306	14,037
Preferred shares (Note 19)	389	389
Additional paid-in capital	400	394
Retained earnings	4,657	4,561
Accumulated other comprehensive loss	(1,448)	(1,449)
Controlling interests	18,304	17,932
Non-controlling interests (Note 17)	1,036	1,076
Total Equity	19,340	19,008
Total Liabilities and Equity	49,335	48,066
Commitments, Contingencies and Guarantees (Note 24)